ACCRUED EXPENSES AND OTHER LIABILITIES - Summary (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued wages, commission and bonus	$ 611	$ 805		$ 360
Other liabilities	1,390	855
Other liabilities	1,015	57		$ 39
Related party payable	2	5
Accrued expense and other current liabilities	$ 3,018	$ 1,722	[1]

[1]	Derived from audited consolidated financial statements